Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2024, 2023 and 2022 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2024	2023*	2022*
Collaborative research funding	404,102	1,612,953	1,422,438
Other service income	5,940	4,235	22,521
Total	410,042	1,617,188	1,444,959

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2024	2023*	2022*
Indivior PLC	404,102	1,612,953	1,422,438
Other counterparties	5,940	4,235	22,521
Total	410,042	1,617,188	1,444,959

For more detail, refer to note 16, “Revenue from contract with customer” and note 17 “Other Income”.

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2024	2023
Switzerland	7,136,602	406,946
France	338	334
Total	7,136,940	407,280

The geographical analysis of operating costs is as follows:

	2024	2023*	2022*
Switzerland	3,129,444	3,844,670	11,954,516
United States of America	31,276	11,117	26,748
France	4,555	4,368	4,597
Total operating costs (note 18)	3,165,275	3,860,155	11,985,860

There was capital expenditure of CHF 1,273 in 2024 and CHF 6,842 in 2023.